Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases1 [Abstract]
Additions to right-of-use assets	$ 20	$ 26	$ 11
Total cash outflow for leases	$ 4	$ 8	$ 4